Document Entity Information Document	Jan. 28, 2020
Cover page.
Entity Central Index Key	0001383650
Document Type	8-K
Document Period End Date	Jan. 28, 2020
Entity Registrant Name	CHENIERE ENERGY PARTNERS, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33366
Entity Tax Identification Number	20-5913059
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	CQP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false